Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		(IN THOUSANDS)
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(3)(5)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(2)(4)(5)	TSR ($)(6)	PEER GROUP TSR ($)(6)	NET LOSS ($)	CSM - GLOBAL NET PRODUCT REVENUE ($)
2024	11,492,970	29,836,503	3,034,948	7,842,013	204.32	118.20	(278,157)	1,646,228
2023	8,895,670	11,410,294	2,922,458	1,574,481	166.20	118.87	(440,242)	1,241,474
2022	4,588,810	19,043,460	3,580,510	12,601,300	206.35	113.65	(1,131,156)	894,329
2021	10,176,685	17,514,345	5,918,910	10,714,290	147.24	126.45	(852,824)	662,138
2020	7,818,164	10,766,569	4,240,550	4,221,270	112.85	126.42	(858,281)	361,520

Company Selected Measure Name	global net product revenues
Named Executive Officers, Footnote	For 2024, 2023 and 2022, our PEO was Yvonne L. Greenstreet, M.D. For 2021 and 2020, our PEO was John M. Maraganore, Ph.D. For 2024, our non-PEO NEOs were Jeffrey V. Poulton, Pushkal Garg, M.D., Tolga Tanguler, and Kevin J. Fitzgerald, Ph.D. For 2023, our non-PEO NEOs were Mr. Poulton, Dr. Garg, Mr. Tanguler, Indrani L. Franchini, J.D., and Akshay K. Vaishnaw, M.D., Ph.D. For 2022, our non-PEO NEOs were Dr. Vaishnaw, Mr. Poulton, Dr. Garg, and Ms. Franchini. For 2021, our non-PEO NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, and Mr. Tanguler. For 2020, our non-PEO NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, Laurie B. Keating, and Barry E. Greene.
Peer Group Issuers, Footnote	The company TSR and the company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K: Nasdaq Biotechnology Index (NBI).
PEO Total Compensation Amount	$ 11,492,970	$ 8,895,670	$ 4,588,810	$ 10,176,685	$ 7,818,164
PEO Actually Paid Compensation Amount	$ 29,836,503	11,410,294	19,043,460	17,514,345	10,766,569
Adjustment To PEO Compensation, Footnote	The following is a summary of the adjustments made to PEO compensation as reported in the Summary Compensation Table to determine PEO CAP as reported in this table:

	2024	2023	2022	2021	2020
Total Compensation Reported in SCT	11,492,970	8,895,670	4,588,810	10,176,685	7,818,164
LESS: the grant date fair value of equity awards granted in the year indicated	(7,239,400)	(6,744,150)	(2,498,790)	(7,861,410)	(5,746,295)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated(a)	17,187,024	8,173,520	5,823,820	9,100,080	7,670,290
ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year)(a)	2,538,755	344,240	7,353,620	2,419,780	743,590
ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year)(a)	5,857,154	741,014	3,776,000	3,679,210	280,820
Total (Net) Adjustments	29,836,503	11,410,294	19,043,460	17,514,345	10,766,569
(a)We determined the year-end fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Non-PEO NEO Average Total Compensation Amount	$ 3,034,948	2,922,458	3,580,510	5,918,910	4,240,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,842,013	1,574,481	12,601,300	10,714,290	4,221,270
Adjustment to Non-PEO NEO Compensation Footnote	The following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the Summary Compensation Table to determine average non-PEO NEO CAP as reported in this table:

	2024	2023	2022	2021	2020
Average Total Compensation Reported in SCT	3,034,948	2,922,458	3,580,510	5,918,910	4,240,550
LESS: the grant date fair value of equity awards granted in the year indicated	(1,688,240)	(1,888,468)	(2,548,800)	(4,891,560)	(3,113,250)
ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated(a)	3,978,386	2,288,708	5,582,350	6,583,990	2,334,450
ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year)(a)	1,028,665	(852,294)	3,941,750	962,260	389,660
ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year)(a)	1,488,254	(895,923)	2,045,490	2,140,690	369,860
Total (Net) Adjustments	7,842,013	1,574,481	12,601,300	10,714,290	4,221,270
(a)We determined the year-end fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Compensation Actually Paid vs. Total Shareholder Return
The following graphs reflect the relationships between (i) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our net loss, (ii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return to our peer group total shareholder return, and (iii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our global net product revenues (the CSM), in each case for the years 2020 through 2024.

PEO CAP	Non-PEO Avg CAP	Alnylam TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
The following graphs reflect the relationships between (i) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our net loss, (ii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return to our peer group total shareholder return, and (iii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our global net product revenues (the CSM), in each case for the years 2020 through 2024.

PEO CAP	Non-PEO Avg CAP	Net Loss

Compensation Actually Paid vs. Company Selected Measure
The following graphs reflect the relationships between (i) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our net loss, (ii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return to our peer group total shareholder return, and (iii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our global net product revenues (the CSM), in each case for the years 2020 through 2024.

PEO CAP	Non-PEO Avg CAP	Net Product Revenue

Total Shareholder Return Vs Peer Group
The following graphs reflect the relationships between (i) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our net loss, (ii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return to our peer group total shareholder return, and (iii) CAP for our PEO, and the average of CAP for our non-PEO NEOs, to our global net product revenues (the CSM), in each case for the years 2020 through 2024.

PEO CAP	Non-PEO Avg CAP	Alnylam TSR	Peer Group TSR

Tabular List, Table	Net product revenues ▪Collaboration and royalty revenues ▪Non-GAAP operating expenses* ▪Non-GAAP operating income (loss)*
Total Shareholder Return Amount	$ 204.32	166.20	206.35	147.24	112.85
Peer Group Total Shareholder Return Amount	118.20	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (278,157,000)	$ (440,242,000)	$ (1,131,156,000)	$ (852,824,000)	$ (858,281,000)
Company Selected Measure Amount	1,646,228,000	1,241,474,000	894,329,000	662,138,000	361,520,000
PEO Name	Yvonne L. Greenstreet, M.D.	Yvonne L. Greenstreet, M.D.	Yvonne L. Greenstreet, M.D.	John M. Maraganore, Ph.D.	John M. Maraganore, Ph.D.
Additional 402(v) Disclosure	In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was determined in accordance with FASB ASC Topic 718. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating CAP reflected in these columns, because we do not sponsor, maintain or contribute to a defined benefit pension plan.
Measure:: 1
Pay vs Performance Disclosure
Name	Net product revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Collaboration and royalty revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating expenses
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP operating income (loss)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,239,400)	$ (6,744,150)	$ (2,498,790)	$ (7,861,410)	$ (5,746,295)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,187,024	8,173,520	5,823,820	9,100,080	7,670,290
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,538,755	344,240	7,353,620	2,419,780	743,590
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,857,154	741,014	3,776,000	3,679,210	280,820
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,688,240)	(1,888,468)	(2,548,800)	(4,891,560)	(3,113,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,978,386	2,288,708	5,582,350	6,583,990	2,334,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,028,665	(852,294)	3,941,750	962,260	389,660
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,488,254	$ (895,923)	$ 2,045,490	$ 2,140,690	$ 369,860